UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   16                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              Unified Series Trust
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Timothy L. Ashburn
                             Chairman and President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
|_| immediately upon filing pursuant to paragraph (b)
|_| on (date) pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                          Ticker Symbol: CNCVX

                         ACM Convertible Securities Fund

                 (formerly Ariston Convertible Securities Fund)

                                   PROSPECTUS

                              _______________, 2004


                              INVESTMENT OBJECTIVE:
                                  Total Return



                        40 Lake Bellevue Drive, Suite 220
                           Bellevue, Washington 98005

               For Information, Shareholder Services and Requests:
                            Toll Free (888) 387-2273
























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                      PAGE
 RISK/RETURN SUMMARY..........................................................1

 FEES AND EXPENSES OF INVESTING IN THE FUND...................................4

 OTHER INVESTMENT INFORMATION.................................................4

 HOW TO BUY SHARES............................................................6

 HOW TO REDEEM SHARES.........................................................8

 DETERMINATION OF NET ASSET VALUE.............................................9

 DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................9

 MANAGEMENT OF THE FUND......................................................11

 FINANCIAL HIGHLIGHTS........................................................12

 PRIVACY POLICY..............................................................13

 FOR MORE INFORMATION..............................................BACK COVER

                               RISK/RETURN SUMMARY

ACM Convertible Securities Fund
Investment Objective

     The investment objective of the ACM Convertible Securities Fund is total return.

Principal Strategies

     The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of convertible securities (i.e., convertible into shares of common stock). Types of convertible securities include convertible bonds, convertible preferred stocks, exchangeable bonds, zero coupon bonds and warrants. The convertible securities acquired by the Fund may include a significant amount of high yield securities (commonly known as "junk bonds") rated as low as B by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of the advisor.

     Convertible securities are considered by the advisor to be an attractive investment vehicle for the Fund because they combine the benefits of higher and more stable income than the underlying common stock generally provides, with the potential of profiting from an appreciation in the value of the underlying security. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, the investor may benefit from the increase in the market price of the underlying common stock. The Fund's advisor selects convertible securities based on the business fundamentals (such as earnings growth and revenue growth) of the underlying company and its industry, overall portfolio diversification goals and creditworthiness of the underlying company. Common stock received upon conversion or exchange of such securities will either be sold in an orderly manner or held by the Fund. The Fund will generally hold the common stock when the favorable business fundamentals used in selecting the convertible security are still intact. Under normal circumstances, at least 80% of the Fund's assets will be invested in convertible securities, and common stocks that were convertible securities at the time of purchase. The Fund may not change this investment policy without at least 60 days prior written notice to shareholders.

     The Fund's portfolio often will consist of larger positions in a fewer number of companies than other more broadly diversified mutual funds. In addition, the Fund may retain securities that appreciate in value, even if the position ultimately represents a large percentage of the Fund's total portfolio. This will increase the Fund's exposure to the risk described below as "Company Risk." The Fund will not concentrate more than 25% of its assets in any one industry. In determining industry classification, the advisor will rely on standard industry classifications, such as biotechnology, semiconductors or financial services. However, certain broad sectors are likely to be overweighted in the Fund's portfolio compared to others because the Fund's advisor seeks the best investment opportunities regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

     The Fund may sell a security if the Fund's advisor believes that the business fundamentals of the underlying common stock and its convertible security are deteriorating, the convertible security is called, there are more attractive alternative issues, or general market conditions are adverse.

Principal Risks of Investing in the Fund

o    Management Risk.   The advisor's strategy may fail to produce the intended
     results.
o Company Risk. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than the Fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.
o Concentration Risk. The Fund may invest a greater percentage of its assets in a fewer number of issuers compared with other mutual funds that are more broadly diversified. Because there are fewer companies in the Fund's portfolio, the Fund's share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual company in the Fund's portfolio may have a significant negative impact on the Fund's performance.
o Interest Rate Risk. The value of your investment may decrease when interest rates rise. Convertible securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o High Yield Risk. The Fund may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in junk bonds. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund's ability to sell its junk bonds (liquidity risk). See "High Yield Debt Securities" for a more detailed discussion of lower-rated securities.
o Credit Risk. The issuer of the convertible security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If the issuer defaults and the value of the security declines, the Fund's share price may decline.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

The Fund may be suitable for:

o Long-term investors seeking a fund with a total return strategy
o Investors who can tolerate the greater risks associated with junk bonds


How the Fund has Performed

     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. On January 3, 2003, the Fund acquired the assets and liabilities of the Ariston Convertible Securities Fund, a series of Ameriprime Funds, in a tax free reorganization. On April 30, 1999, the predecessor fund acquired the assets and liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. The Fund is a continuation of both predecessor funds and, therefore, the bar chart and table include the predecessor funds' returns. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                            Year-by-Year Total Return

                          For Periods Ended December 31st
                                [CHART OMITTED]

                                 1994 -   1.30%
                                 1995 -  18.63%
                                 1996 -   4.89%
                                 1997 -  13.16%
                                 1998 -  2.09%
                                 1999 -  94.61%
                                 2000 - -14.76%
                                 2001 - -26.23%
                                 2002 - -29.77%
                                 2003 -  45.92%



   The Fund's return for the most recent quarter ended March 31, 2004 was __%.



     During the period shown, the highest return for a quarter was 67.46% (q4, 1999); and the lowest return was -28.02% (q1, 2001).


          Average Annual Total Returns (for the periods ended 12/31/2003):


                                                                                1 Year             5 Years             10 Years
                                                                                ------             -------             --------
The Fund
    Return Before Taxes                                                         45.92%              27.14%              87.67%
    Return After Taxes on Distributions1                                        45.92%              22.69%              66.91%
    Return After Taxes on Distributions
      and Sale of Fund Shares1                                                  27.97%              23.09%              64.44%
Indices (reflects no deductions for fees, expenses or taxes)
    S&P 500 Index                                                               28.66%              -0.57%              11.07%
    NASDAQ Composite Index                                                      50.01%              -1.78%              10.30%


1After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..........................NONE
Maximum Deferred Sales Charge (Load).......................................NONE
Redemption Fee1............................................................NONE
Exchange Fee...............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...........................................................2.22%
Distribution (12b-1) Fees2................................................0.00%
Other Expenses ...........................................................0.02%
Total Annual Fund Operating Expenses3.....................................2.24%

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distributions and/or shareholder servicing. The Fund does not intend to activate the Plan through December 31, 2004.

3 The Fund's advisor contractually has agreed to waive its fee and reimburse Fund expenses to the extent necessary so that "Total Annual Fund Operating Expenses," excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), extraordinary expenses and any 12b-1 fees do not exceed 2.25% for the fiscal year ended December 31, 2004.


Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

     1 year           3 years           5 years           10 years
     ------           -------           -------           --------
     $127              $397              $691              $1,528



                          OTHER INVESTMENT INFORMATION

General

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, U.S. government securities, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Convertible Securities

     Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares, the common shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer's capital structure and they are usually of higher quality and normally entail less risk than the issuer's common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.

High Yield Debt Securities

     High yield debt securities in which the Fund may invest are commonly referred to as "junk bonds." The economy and interest rates affect junk bonds differently from other securities. The prices of junk bonds have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security defaulted, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of junk bonds and the Fund's net asset value. To the extent that there is no established retail secondary market, there may be thin trading of junk bonds, and this may have an impact on the advisor's ability to accurately value junk bonds and on the Fund's ability to dispose of the securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

     There are risks involved in applying credit ratings as a method for evaluating junk bonds. For example, credit ratings evaluate the safety of principal and interest payments, not market value of junk bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the advisor will continuously monitor the issuers of junk bonds in the Fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities' liquidity.

                                HOW TO BUY SHARES

     The minimum initial investment in the Fund is $1,000 and minimum subsequent investments are $50. The Fund may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     By Mail - To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form (which accompanies this prospectus); and

     o    a check (subject to the minimum amounts) made payable to the Fund; and

     o    the initial check must have the same address as the application.


Mail the application and check to:

U.S. Mail:                            Overnight:
ACM Convertible Securities Fund       ACM Convertible Securities Fund
c/o Unified Fund Services, Inc.       c/o Unified Fund Services, Inc.
P.O. Box 6110                         431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110      Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (888) 387-2273 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      Huntington National Bank
      ABA #0440-0002-4
      Attn: ACM Convertible Securities Fund
      Fund Name_______________________
      Account Name____________________(write in shareholder name)
      For the Account #_______________(write in account number)
      D.D.A. # 01892204576

     You must provide a signed application to Unified Fund Services at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the applicable Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name                   -the name of your account(s)
      -your account number(s)      -a check made payable to the ACM Convertible
                                    Securities Fund

Checks should be sent to the ACM Convertible Securities Fund at the address listed under the heading "How to Buy Shares- Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares - By Wire" in this prospectus.

Automatic Investment Plan

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Distribution Plan

     The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay fees for the sale and distribution of its shares and for services provided to shareholders. Shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund does not intend to activate the Plan through December 31, 2004.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, or credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the applicable Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Wire transfer fees will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 of 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:                            Overnight:
ACM Convertible Securities Fund       ACM Convertible Securities Fund
c/o Unified Fund Services, Inc.       c/o Unified Fund Services, Inc.
P.O. Box 6110                         431 North Pennsylvania Street
Indianapolis, IN 46206-6110           Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (888) 387-2273 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (888) 387-2273. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, its transfer agent and its custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (888) 387-2273. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value ("NAV") per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Board of Trustees.

     Requests to purchase and sell shares are processed at the NAV next calculated after the Fund's transfer agent receives your order in proper form.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

     Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

     Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described in the table below. As discussed below, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains to non-corporate taxpayers. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                                        Tax Status

Qualified dividend income                                  Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions                  Ordinary income rate

Net long-term capital gain distributions                   Generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned
generally maximum                                          Gains taxed at 15% more than one year on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                              Gains are taxed at the same rate as ordinary
for one year or less                                       income; losses are subject to special rules


*For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from the investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND

     Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005, serves as investment advisor to the Fund. The advisor was founded in 1977 to provide investment management to client portfolios that include individuals, corporations, pension and profit sharing plans and other qualified retirement plan accounts. As of March 31, 2004, the advisor managed approximately $__ million in assets.

     Richard B. Russell, President and controlling shareholder of the advisor, has been primarily responsible for the day-to-day management of the Fund's portfolio since inception in 1988 of a predecessor to the Fund. Mr. Russell is a graduate of the School of Business at the University of Washington and has completed additional training at the New York Institute of Finance. He has spent his entire professional career as an independent money manager, dating from 1972. Before founding Ariston in 1977, he was a full-time manager of private family assets. Since 1977, Mr. Russell's primary responsibilities have been portfolio management and investment research.

     Under the terms of the management agreement, the advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of independent trustees, extraordinary or non-recurring expenses, and 12b-1 fees. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund, minus: (1) any 12b-1 fees and (2) fees and expenses of the independent trustees paid by the Fund. During the fiscal year ended December 31, 2003, the Fund paid the advisor a fee equal to 2.22% of its average daily net assets. The Advisor has agreed to waive its fee and reimburse Fund expenses to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), extraordinary or non-recurring expenses, and any 12b-1 fees, at 2.25% for the fiscal year ending December 31, 2004.

     The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the Fund's financial performance. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The table includes financial information of the Ariston Convertible Securities Fund for the fiscal years ended December 31, 1999 through 2002, and of the Fund for the fiscal year ended December 31, 2003, audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the annual report. The Annual Report is available from the Fund upon request without charge.

                                                                         Year           Year            Year           Year
                                                      Year ended         ended          ended           ended          ended
                                                       12/31/03        12/31/02       12/31/01        12/31/00       12/31/99   (a)
                                                     -------------   -------------- --------------  -------------  --------------

Selected Per Share Data
Net asset value, beginning of period                  $  11.04        $  15.72       $  21.31        $  25.00       $  15.36
                                                     -------------   -------------- --------------  -------------  --------------
Income from investment operations
   Net investment income (loss)                          (0.40)          (0.27)         (0.52)          (0.58)         (0.11)

  Net realized and unrealized gain (loss)                 5.47           (4.41)         (5.07)          (3.11)         14.49
                                                     -------------   -------------- --------------  -------------  --------------
Total from investment operations
                                                          5.07           (4.68)         (5.59)          (3.69)         14.38
                                                     -------------   -------------- --------------  -------------  --------------
Less Distributions to shareholders:
  From net investment income                              0.00            0.00           0.00            0.00           0.00

  From net realized gain                                  0.00            0.00           0.00            0.00          (4.74)
                                                     -------------   -------------- --------------  -------------  --------------
Total distributions                                       0.00            0.00           0.00            0.00          (4.74)
                                                     -------------   -------------- --------------  -------------  --------------

Net asset value, end of period                        $  16.11         $ 11.04        $ 15.72         $ 21.31        $ 25.00
                                                     =============   ============== ==============  =============  ==============

Total Return                                             45.92%         (29.77)%      (26.23)%        (14.76)%         94.61%

Ratios and Supplemental Data
Net assets, end of period (000)                       $ 8,951          $ 5,975        $10,293         $18,966          $15,960

Ratio of expenses to average net assets                  2.24%           2.28%          2.37%           2.25%           2.10%
Ratio of expenses to average net assets

   before waiver & reimbursement                         2.24%           2.28%          2.37%           2.28%           2.10%
Ratio of net investment income to

   average net assets                                   (2.94)%         (2.23)%        (3.07)%        (2.30)%          (0.59)%
Ratio of net investment income to
   average net assets before waiver & reimbursement
                                                        (2.94)%         (2.23)%        (3.07)%        (2.33)%          (5.90)%

Portfolio turnover rate                                 57.93%          43.59%         26.17%         47.83%           32.89%

(a) See note 1 of the Notes to the Financial Statements.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, dollar amount of investment and date of birth); and

o Information about your transactions with the Fund, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at (888) 387-2273 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.











Investment Company Act #811-21237

                         ACM CONVERTIBLE SECURITIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                             ________________, 2004

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the ACM Convertible Securities Fund (the "Fund") dated __________________.This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2003. A free copy of the Prospectus and Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (888) 387-2273.



                                TABLE OF CONTENTS

                                                                          PAGE



DESCRIPTION OF THE TRUST AND FUND............................................2
---------------------------------


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS........3
---------------------------------------------------------------------

INVESTMENT LIMITATIONS.......................................................6
----------------------

INVESTMENT ADVISOR...........................................................9
------------------

DISTRIBUTION PLAN...........................................................10
-----------------

TRUSTEES AND OFFICERS.......................................................11
---------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................14
------------------------------------

PROXY VOTING POLICY.........................................................16
-------------------

DETERMINATION OF NET ASSET VALUE............................................16
--------------------------------

INVESTMENT PERFORMANCE......................................................17
----------------------

STATUS AND TAXATION OF THE FUND.............................................19
-------------------------------

CUSTODIAN...................................................................21
---------

FUND SERVICES...............................................................21
-------------

ACCOUNTANTS.................................................................22
-----------

DISTRIBUTOR.................................................................22
-----------

FINANCIAL STATEMENTS........................................................22
--------------------

DESCRIPTION OF THE TRUST AND FUND

     The ACM Convertible Securities Fund was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002, under the name Ariston Convertible Securities Fund. On January 3, 2003, the Fund acquired all of the assets and liabilities of the Ariston Convertible Securities Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. On April 30, 1999, the Predecessor Fund acquired the assets and assumed the liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment advisor is Ariston Capital Management Corporation (the "Advisor").

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected.


     As of February 27, 2004, the following persons may be deemed to beneficially own or hold or record five percent (5%) or more of the Fund:
Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, California 94104 - 15.25%; Ariston Capital Management Corp, 40 Lake Bellevue Drive, Bellevue, WA 98005 - 7.43%; Donaldson Lufin Jenrette, P.O. Box 2052, Jersey City, NY 07303 - 5.07%.

     As of February 27, 2004, the officers and Trustees as a group owned less than one percent of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectuses. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this SAI.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. High Yield Debt Securities ("Junk Bonds"). The widespread expansion of government, consumer and corporate debt within our economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

     The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund's net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption of call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield securities value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset based upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

     In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund's ability to accurately value high yield securities and the Fund's assets and on the Fund's ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

     There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, the Fund reports the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. Also, the shareholders are taxed on this interest event if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

     Finally, there are risks involved in applying credit ratings as method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund (in conjunction with its investment advisor) will continuously monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities liquidity so the Fund can meet redemption requests.

     A description of the rating categories is contained in the Appendix.

     B. Warrants. The Fund may invest up to 5% of its total assets at the time of purchase in warrants (not including those acquired in units or attached to other securities). A warrant is a right to purchase common stock at a specific price during a specified period of time. The value of a warrant does not necessarily change with the value of the underlying security. Warrants do not represent any rights to the assets of the issuing company. A warrant becomes worthless unless it is exercised or sold before expiration. Warrants have no voting rights and pay no dividends.

     C. Options Transactions. The Fund may write (sell) covered call options and may purchase put and call options on individual securities and securities indices. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to the expiration of the option by making an offsetting purchase of an identical option. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option) or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying security or to deposit liquid high quality debt obligations in a separate account with the custodian. When the Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When the Fund writes a covered call option, it will receive a premium, but will assume the risk of loss should the price of the underlying security fall below the exercise price.

     D. Collateralized Short Sales. The Fund may make short sales of common stocks, provided they are "against the box," i.e., the Fund owns an equal amount of such securities or owns securities that are convertible or exchangeable without payment of further consideration into an equal or greater amount of such common stock. The Fund may make a short sale when the Fund manager believes the price of the stock may decline and for tax or other reasons, the Fund manager does not want to sell currently the stock or convertible security it owns. In such case, any decline in the value of the portfolio would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of the portfolio would be reduced by a loss in the short sale transaction. The Fund may not make short sales or maintain a short position unless at all times when a short position is open, not more than 10% of its total assets (taken at current value) is held as collateral for such sales at any one time. Short sales against the box are used to defer recognition of capital gains and losses, although the short-term or long-term nature of such gains or losses could be altered by certain provisions of the Internal Revenue Code.

     E. U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities ("U.S. Government Securities"). U.S. Government Securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     F. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Huntington National Bank (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     G. Illiquid Securities. The Fund may not purchase illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission the (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Fund's illiquid securities policy, which prohibits the Fund from investing in illiquid securities, provided that such Rule 144A securities are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     The Advisor will monitor the liquidity of Rule 144A securities in the Fund's holdings under the supervision of Fund's Board of Trustees. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectuses and this SAI, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Limitations--Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not engage in borrowing.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales. The Fund will not effect short sales of securities except as described in the Prospectus or SAI.

     5. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or Statement of Additional Information.

     6. Illiquid Securities. The Fund will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

     7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

     8. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in convertible securities (i.e., convertible into shares of common stock), and common stocks that were convertible securities at the time of purchase. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.

THE INVESTMENT ADVISOR

     The Advisor is Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005. As sole shareholder of the Advisor, Richard B. Russell, may be deemed to be a controlling person of the Advisor.


     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), extraordinary expenses and 12b-1 fees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of (a) 2.25% of the average value of its daily net assets minus (b) the 12b-1 expenses and fees and expenses of the non-interested person trustees incurred by the Fund. For the fiscal years ended December 31, 2001, 2002 and 2003, the Fund paid advisory fees of $291,220 $175,757 and $165,540, respectively. For the period January 1, 2004 through December 31, 2004, the Advisor has agreed to waive its fee and reimburse Fund expenses to the extent necessary to maintain the Fund's total annual operating expenses, except any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), extraordinary or non-recurring expenses, at 2.25%.


     The Agreement was re-approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 7, 2003.

     The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Advisor provide the Board with copies of its most recent financial statements, a description of its business and any personnel changes, a description of the compensation received by the Advisor from the Fund and the Fund's total expenses and performance compared to its peer group, information relating to the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a representation from the advisor that it is not involved in any material legal proceedings or securities enforcement proceedings. The materials prepared by the Advisor and the Fund's administrator were provided to the Trustees in advance of the meeting.

     The Trustees noted that the Fund's total expenses are higher than certain of its peers. However, the Trustees determined the higher management fee to be reasonable in light of the fact that managing convertible securities is more difficult, and the potential for higher returns from the convertible securities invested in by the Fund justifies the higher fee. The Trustees noted that the Advisor has a unique management style that is reasonably conservative, and that the Advisor is an established investment adviser with over 25 years' experience in convertible securities. The Trustees also noted that the Fund's performance returns exceeded the performance of its peer group and was consistent with Nasdaq returns.

     As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

     The Advisor retains the right to use the name "Ariston" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "ACM" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

DISTRIBUTION PLAN

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits the Fund to pay directly, or reimburse the Advisor or Unified Financial Securities, Inc. (the "Distributor"), for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. The Trustees have determined that no payments will be made pursuant to the Plan through December 31, 2004.

     Under the Plan, the Trust may engage in any activities related to the distribution of the Fund's shares, including without limitation the following:
(a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (b) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services, including, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Fund, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plan.

     The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Activation or continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- -------------------------------- ------------- ----------------------
                                                                                     Term  of      Number of Portfolios
Name, Age and Address                               Position(s) Held                 Office and    in  Fund Complex*
                                                    with Trust                       Length of     Overseen by Trustee
                                                                                     Time Served
--------------------------------------------------- -------------------------------- ------------- ----------------------
--------------------------------------------------- -------------------------------- ------------- ----------------------
Gary E. Hippenstiel                                 Trustee                          Since         30
431 N. Pennsylvania St.                                                              Inception
Indianapolis, IN 46204                                                               of the Trust
Year of Birth:  1947
--------------------------------------------------- -------------------------------- ------------- ----------------------
------------------------------------------------------------------------------------ ------------------------------------
Principal Occupations During Past 5 Years                                            Other Directorships Held by
                                                                                     Trustee or Nominee
------------------------------------------------------------------------------------ ------------------------------------
------------------------------------------------------------------------------------ ------------------------------------
Trustee, AmeriPrime Advisors Trust, July 2002 to present; Trustee, AmeriPrime
Trustee, AmeriPrime Advisors Funds, since 1995; Director, Vice President and
Chief Investment Officer of Legacy Trust, July 2002 to present; Trust Company since 1992; President and Director of Heritage Trust Company from Trustee,
AmeriPrime Funds, since 1994-1996; Vice President and Manager of Investments of
Kanaly Trust Company from 1995; Trustee, CCMI Funds since 1988 to 1992. 2003.
------------------------------------------------------------------------------------ ------------------------------------
--------------------------------------------------- -------------------------------- ------------- ----------------------
                                                                                     Length of     Number of Portfolios
Name, Age and Address                               Position(s) Held                 Time Served   in  Fund Complex*
                                                    with Trust                                     Overseen by Trustee
--------------------------------------------------- -------------------------------- ------------- ----------------------
--------------------------------------------------- -------------------------------- ------------- ----------------------
Stephen A. Little                                   Trustee                          Since         30
431 N. Pennsylvania St.                                                              inception
Indianapolis, IN 46204                                                               of the Trust
Year of Birth:  1946
--------------------------------------------------- -------------------------------- ------------- ----------------------
------------------------------------------------------------------------------------ ------------------------------------
Principal Occupations During Past 5 Years                                            Other Directorships Held by Trustee
------------------------------------------------------------------------------------ ------------------------------------
------------------------------------------------------------------------------------ ------------------------------------
President and founder, The Rose, Inc., a registered investment advisor, since 1993.  Trustee,     AmeriPrime    Advisors
                                                                                     Trust,   July   2002  to   present;
                                                                                     Trustee,  AmeriPrime  Funds,  since
                                                                                     1995;  Trustee,  CCMI  Funds  since
                                             -11-                                                  2003.

------------------------------------------------------------------------------------ ------------------------------------
--------------------------------------------------- -------------------------------- ------------- ----------------------
                                                                                     Length of     Number of Portfolios
                                                    Position(s) Held                 Time Served   in  Fund Complex*
Name, Age and Address                               with Trust                                     Overseen by Trustee
--------------------------------------------------- -------------------------------- ------------- ----------------------
--------------------------------------------------- -------------------------------- ------------- ----------------------
Daniel Condon                                       Trustee                          Since         30
431 N. Pennsylvania St.                                                              inception
Indianapolis, IN 46204                                                               of the Trust
Year of Birth:  1950
--------------------------------------------------- -------------------------------- ------------- ----------------------
------------------------------------------------------------------------------------ ------------------------------------
Principal Occupations During Past 5 Years                                            Other Directorships Held by Trustee
------------------------------------------------------------------------------------ ------------------------------------
------------------------------------------------------------------------------------ ------------------------------------
Vice President and General Manager, International Crankshaft Inc., an automotive        Trustee, AmeriPrime Advisors
equipment manufacturing company, 1990 to present; Trustee, The Unified Funds,           Trust, July 2002 to present; Trustee,
from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997            Ameriprime Funds, since 1995;
- 2000.                                                                                 Trustee, CCMI Funds since 2003.

------------------------------------------------------------------------------------ ------------------------------------
* "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the
Trust.

     The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee assists the Board in determining the fair value of illiquid securities held by any series of the Trust. The Valuation Committee has not been required to meet since the Trust's inception in December 2002.

     The Trust's Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2003.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each executive officer of the Trust.

--------------------------------------------------- ------------------------------ --------------- -----------------------
                                                                                   Term of
                                                                                   Office and      Number of Portfolios
                                                                                   Length of       in  Fund Complex*
Name, Age and Address                               Position(s) Held with Trust    Time Served     Overseen by Trustee
--------------------------------------------------- ------------------------------ --------------- -----------------------
--------------------------------------------------- ------------------------------ --------------- -----------------------
Timothy Ashburn**                                   Trustee, President and         Since                30
431 N. Pennsylvania St.                             Assistant Secretary            inception   of
Indianapolis, IN 46204                                                             the Trust

Year of Birth:  1950
--------------------------------------------------- ------------------------------ --------------- -----------------------
---------------------------------------------------------------------------------- ---------------------------------------
Principal Occupations During Past 5 Years                                          Other Directorships Held by Trustee
                                                                                   or Nominee
---------------------------------------------------------------------------------- ---------------------------------------
---------------------------------------------------------------------------------- ---------------------------------------
Chairman  of Unified  Financial  Services,  Inc.  since 1989 and Chief  Executive  Chairman,  Unified Financial Services,
Officer from 1989 to 1992 and 1994 to April 2002;  President of Unified Financial  Inc.  since  1989.  Director,  Unified
Services from November 1997 to April 2000.                                         Financial   Securities,   Inc.   since
                                                                                   1990. Director, Unified Fund Services,
                                                                                   Inc. since November 2002; Trustee,
                                                                                   AmeriPrime Advisors Trust, July 2002
                                                                                   to present; Trustee, AmeriPrime
                                                                                   Funds, since 1995; Trustee, CCMI Funds
                                                                                   since 2003.
---------------------------------------------------------------------------------- ---------------------------------------
                                      -12-

--------------------------------------------------- ------------------------------ --------------- -----------------------
                                                                                   Term of
                                                                                   Office and      Number of Portfolios
                                                                                   Length of       in  Fund Complex*
Name, Age and Address                               Position(s) Held with Trust    Time Served     Overseen by Trustee
--------------------------------------------------- ------------------------------ --------------- -----------------------
--------------------------------------------------- ------------------------------ --------------- -----------------------
Ronald C. Tritschler***                             Trustee                        Since           30
431 N. Pennsylvania St.                                                            inception of
Indianapolis, IN 46204                                                             the Trust

Year of Birth:  1952
--------------------------------------------------- ------------------------------ --------------- -----------------------
---------------------------------------------------------------------------------- ---------------------------------------
Principal Occupations During Past 5 Years                                          Other  Directorships  Held by  Trustee
                                                                                   or Nominee
---------------------------------------------------------------------------------- ---------------------------------------
---------------------------------------------------------------------------------- ---------------------------------------
Chief Executive Officer, Director and legal counsel of The Webb Companies, a       Trustee, AmeriPrime Advisors Trust,
national real estate company, from 2001 to present; Executive Vice President and   July 2002 to present; Trustee,
Director of The Webb Companies from 1990 to 2000; Director, The Lexington Bank,    AmeriPrime Funds, since 1995; Trustee,
from 1998 to present; Director, Vice President and legal counsel for The           CCMI Funds since 2003.
Traxx Trustee, an owner and operator of convenience stores, from 1989 to present.

---------------------------------------------------------------------------------- ---------------------------------------
--------------------------------------------------- ------------------------------ --------------- -----------------------
                                                                                   Term of
                                                                                   Office and      Number of Portfolios
                                                                                   Length of       in  Fund Complex*
Name, Age and Address                               Position(s) Held with Trust    Time Served     Overseen  by Trustee
--------------------------------------------------- ------------------------------ --------------- -----------------------
--------------------------------------------------- ------------------------------ --------------- -----------------------
Thomas G. Napurano                                  Chief  Financial  Officer and  Since           N/A
431 N. Pennsylvania St.                             Treasurer                      inception of
Indianapolis, IN 46204                                                             the Trust

Year of Birth:  1941
--------------------------------------------------- ------------------------------ --------------- -----------------------
---------------------------------------------------------------------------------- ---------------------------------------
Principal Occupations During Past 5 Years                                          Other Directorships Held
---------------------------------------------------------------------------------- ---------------------------------------
---------------------------------------------------------------------------------- ---------------------------------------
Chief Financial Officer and Executive Vice President of Unified Financial N/A
Services, the parent company of the Trust's administrator and distributor;
member the board of directors of Unified Financial Services from 1989 to March
2002 Chief Financial Officer and Treasurer, AmeriPrime Advisors Trust and
AmeriPrime Funds (since October 2002), and CCMI Funds (since August 2003).

---------------------------------------------------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------- -------------------- ----------------------------
                                                                                              Number of Portfolios
                                                                           Length of Time     in Fund Complex*
       Name, Age and Address          Position(s) Held with Trust              Served         Overseen by Trustee
------------------------------------- ---------------------------------- -------------------- ----------------------------
------------------------------------- ---------------------------------- -------------------- ----------------------------
Carol Highsmith                                   Secretary              Since inception of               N/A
431 N. Pennsylvania St.                                                       the Trust
Indianapolis, IN 46204

Year of Birth:  1964
------------------------------------- ---------------------------------- -------------------- ----------------------------
------------------------------------------------------------------------ -------------------------------------------------
               Principal Occupations During Past 5 Years                             Other Directorships Held
------------------------------------------------------------------------ -------------------------------------------------
------------------------------------------------------------------------ -------------------------------------------------
Vice President, Compliance of Unified Fund Services, Inc. (November None 1994 to
present); Vice President and Asst. Secretary of Lindbergh Funds; Secretary,
AmeriPrime Advisors Trust and AmeriPrime Funds (since October 2002), and CCMI
Funds (since August 2003).

------------------------------------------------------------------------ -------------------------------------------------

* "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.
** Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.
*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of March 31, 2004.

------------------------------------ --------------------------------------- -----------------------------------------
                                                                             Aggregate Dollar Range of Shares of All
              Trustee                     Dollar Range of Fund Shares             Funds Within the Fund Complex(1)
------------------------------------ --------------------------------------- -----------------------------------------
------------------------------------ --------------------------------------- -----------------------------------------
Gary E. Hippenstiel                                    $0                                       $0
------------------------------------ --------------------------------------- -----------------------------------------
------------------------------------ --------------------------------------- -----------------------------------------
Timothy L. Ashburn                                     $0                                       $0
------------------------------------ --------------------------------------- -----------------------------------------
------------------------------------ --------------------------------------- -----------------------------------------
Ronald Tritschler                                      $0                                       $0
------------------------------------ --------------------------------------- -----------------------------------------
------------------------------------ --------------------------------------- -----------------------------------------
Stephen Little                                         $0                                       $0
------------------------------------ --------------------------------------- -----------------------------------------
------------------------------------ --------------------------------------- -----------------------------------------
Daniel Condon                                          $0                                       $0
------------------------------------ --------------------------------------- -----------------------------------------

* "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the
Trust.

     The compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 2003 is set forth in the following table. Trustee fees are Fund Complex expenses and the Fund incurs its pro rata share of expenses based on the number of series in the Fund Complex.

==================================== =================== =================== =================== ======================
                                         Aggregate           Pension or       Estimated Annual    Total Compensation
                                        Compensation         Retirement        Benefits Upon      from Trust and Fund
       Independent Trustees              from Fund        Benefits Accrued       Retirement            Complex*
                                                          As Part of Fund
                                                              Expenses
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Gary E. Hippenstiel, Trustee                $781                 $0                  $0                 $20,000
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Stephen A. Little, Trustee                  $524                 $0                  $0                 $14,083
------------------------------------ ------------------- ------------------- ------------------- ----------------------
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Daniel Condon, Trustee                      $524                 $0                  $0                 $14,083
------------------------------------ ------------------- ------------------- ------------------- ----------------------
==================================== =================== =================== =================== ======================
                                         Aggregate           Pension or       Estimated Annual    Total Compensation
   Non-Independent Trustees and         Compensation         Retirement        Benefits Upon      from Trust and Fund
             Officers                    from Fund        Benefits Accrued       Retirement            Complex*
                                                          As Part of Fund
                                                              Expenses
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Timothy L. Ashburn, Trustee,                 $0                  $0                  $0                   $0
President and Secretary
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Ronald C. Tritschler, Trustee               $443                 $0                  $0                 $11,917
------------------------------------ ------------------- ------------------- ------------------- ----------------------
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Thomas G. Napurano, CFO and                  $0                  $0                  $0                   $0
Treasurer
------------------------------------ ------------------- ------------------- ------------------- ----------------------
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Carol J. Highsmith, Assistant                $0                  $0                  $0                   $0
Secretary
==================================== =================== =================== =================== ======================

* "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the
Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes adjustment is reasonable.


     For the fiscal years ended December 31, 2001, 2002, and 2003, the Fund paid brokerage fees of $1,864, $80.00 and $1,227, respectively.

     The Trust and the Advisor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

PROXY VOTING POLICY

     The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Advisor's policy provides that generally Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders' best interests. Non-routine votes are reviewed on a case-by-case basis.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling (800) 431-1716 to request a copy from the Proxy Voting Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn: Proxy Voting Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th, effective beginning June 30, 2004, will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser subject to guidelines approved by the Board of Trustees.

     Fixed income securities are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

     An example of how the Fund calculated its net asset value per share as of its fiscal year ended December 31, 2003 is as follows:

                    Net Assets             =  Net Asset Value Per Share
                -------------------------
                    Shares Outstanding


                    $8,953,252             =  $16.11
                ------------------------
                       555,699



INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P      =   a hypothetical $1,000
                  T      =   average annual total return
                  n      =   number of years
                  ERV    =   ending redeemable value at the end of the
                             applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P      =  a hypothetical $1,000 initial investment
                  T      =  average annual total return (after taxes on
                            distributions)
                  n      =  number of years
                  ATVD   =  ending value at the end of the applicable period
                            of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P      =  a hypothetical $1,000 initial investment
                  T      =  average annual total return (after taxes on
                            distributions and redemption)
                  n      =  number of years
              ATVDR      =  ending value at the end of the applicable
                            period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The following table provides information regarding the Fund's performance* for the years ended December 31, 2003:


---------------------------------------------------------------------------------------------------------------------
                                          ACM CONVERTIBLE SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------- -------------------- ------------------- --------------------
                                                              1 Year              5 Years             10 Years
                                                              ------              -------             --------
------------------------------------------------------- -------------------- ------------------- --------------------
------------------------------------------------------- -------------------- ------------------- --------------------
Average Annual Total Return                                    45.92%               4.92%               6.50%
------------------------------------------------------- -------------------- ------------------- --------------------
------------------------------------------------------- -------------------- ------------------- --------------------
Average Annual Total Return After Taxes on                     45.92%               4.17%               5.26%
Distributions
------------------------------------------------------- -------------------- ------------------- --------------------
------------------------------------------------------- -------------------- ------------------- --------------------
Average Annual Total Return After Taxes on                     27.97%               4.24%               5.10%
Distributions and Redemption
------------------------------------------------------- -------------------- ------------------- --------------------
* Includes performance of its predecessor funds, the Ariston Convertible
Securities Fund and the Lexington Convertible Securities Fund.


     The Fund may also advertise performance information (a "non-standardized quotation"), which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

     The Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use indices such as the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

Status and Taxation of the Fund

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

     o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of December 31, 2003, the Fund had net capital loss carryforwards of $3,993,642, of which $132,309 expires in 2008, $2,430,761 expires in 2009 and $1,430,572 expires in 2010.


     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250) for these transfer agency services. For the fiscal years ended December 31, 2001, 2002 and 2003, Unified received $12,345, $13,111 and $15,609, respectively, from the Advisor on behalf of the Fund for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the fiscal years ended December 31, 2001, 2002 and 2003, Unified received $19,596, $16,880 and $20,174, respectively, from the Advisor on behalf of the Fund for these accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended
December  31,  2001,  2002 and  2003,  Unified  received  $34,176,  $31,715  and
$32,444, respectively, from the Advisor on behalf of the Fund for these administrative services.


ACCOUNTANTS

     The firm of Cohen McCurdy, Ltd., 27955 Clemens Road, Westlake, OH 44145-1139, has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2004. Cohen McCurdy performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust and officers of the Trust are a director and officers respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2003. You can obtain the Annual Report without charge by calling the Fund at (888) 387-2273.

                                   APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS
                       STANDARD & POOR'S RATINGS SERVICES

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II. Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rate "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

     B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

     D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


MOODY'S INVESTORS SERVICE, INC.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            PART C. OTHER INFORMATION

Item 23. Exhibits
         --------


     (1) (a) Financial Statements included in Part A: Financial Highlights Table for the ACM Convertible Securities Fund.

          (b) Financial Statements included in Part B: Audited Financial Statements for the ACM Convertible Securities Fund's most current fiscal year.

     (2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (c)  Instruments Defining Rights of Security Holders - None.

          (d)  Investment Advisory Contracts.

               1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               2. Copy of Registrant's Management Agreement with Auxier Asset Management with regard to the Auxier Focus Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               3. Copy of Registrant's Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               4. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               5. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               6. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               7. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               8. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               9. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Bond Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               10. Copy of Registrant's Management Agreement with Bates Total Asset Management, Inc. with regard to the RiverGuide Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               11. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

               12. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Large Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               13. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               14. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Small Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               15. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (e) (1) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (f)  Bonus or Profit Sharing Contracts - None.

          (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (i)  Legal Opinion and Consent - None.

          (j) Other Opinions - Consent of McCurdy & Associates CPA's, Inc., dated March 1, 2004, in connection with use of the audited financial statements for the ACM Convertible Securities Fund - Filed herewith.

          (k)  Omitted Financial Statements - None.

          (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman High Opportunity Large Cap Value Fund, the Dreman High
                    Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (3) Copy of Distribution Coordination Agreement for each of the Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (o)  Reserved.

          (p) (1) Code of Ethics - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (2)  Code of Ethics  for Senior  Executive  Officers - Filed with
                    Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (q) (1) Registrant's Revised Proxy Voting Policy - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (4) Proxy Voting Policy adopted by Auxier Asset Management LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (5) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (6) Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

               (7)  Proxy Voting Policy and Procedures adopted by GLOBALT,  Inc.
                    - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

               (8) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

               (9) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant

         None.

Item 25. Indemnification

     Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

          Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 26. Business and Other Connections of the Investment Advisers

               1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

               2. Auxier Asset Management ("Auxier") serves as the investment adviser for the Auxier Focus Fund, a series of the Trust. Mr. James J. Auxier serves as President and Chief Executive Officer of Auxier and Ms. Shauna C. Tweedy as Chief Financial Officer. Further information about Auxier and its officers can be obtained from the Form ADV Part I filed via IARD.

               3. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R.
                    Stinson the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

               4. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas S. Jones serves as President of GJMB, Thomas W. Bent as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as Secretary and Chief Operations Officer, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

               5. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

               6. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

               7. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund, the StoneRidge Small Cap Growth Fund and the StoneRidge Bond Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief
                    Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV
                    Part I filed via the IARD.

               8. Bates Total Asset Management, Inc. ("BTAM") serves as the investment adviser for the RiverGuide Fund, a series of the Trust. Mr. Brent L. Bates serves as President of BTAM. Further information about BTAM and Mr. Bates can be obtained from the Form ADV Part I filed via the IARD.

               9. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund, a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV
                    Part I filed via the IARD.

               10. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I filed via the IARD.

               11. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV
                    Part I filed via the IARD.

Item 27. Principal Underwriters

                  Unified Financial Securities, Inc.  Unified Financial
                  ---------------------------------
                  Securities, Inc. serves as the principal underwriter for the Trust


               (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: AmeriPrime Advisors Trust, AmeriPrime Funds, CCMI Funds, ATC Fund, Inc., Julius Baer Investment Funds, Kenwood Funds, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, Rockland Funds Trust, Securities Management & Timing Funds, Runkel Funds, and TANAKA Funds, Inc.


               (b) The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust

                  Thomas G. Napurano               CFO and Exec. Vice President      CFO and Treasurer


                  Stephen D. Highsmith, Jr.        Director, President, CEO and      None
                                                   Secretary

                  Lynn Wood                        Chairman of the Board             None

                  Timothy L. Ashburn               Director                          Chairman, President and
                                                                                     Assistant Secretary

                  Karyn E. Cunningham              Controller                        None



               (c)  Not applicable.

Item 28. Location of Accounts and Records

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis, IN 46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                   Bellevue, Washington 98005

                  Auxier Asset Management
                  8050 SW Warm Springs St., Suite 130
                  Tualatin, OR 97062

                  Bates Total Asset Management, Inc.
                  401 Junction Highway
                  Kerrville, Texas 78028

                  Corbin & Company
                  1320 South University Drive, Suite 406
                  Fort Worth, Texas 76107

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                   Newtown Square, PA  19073

                  Becker Capital Management, Inc.
                  1211 SW Fifth Avenue, Suite 2185
                  Portland, OR  97204

                  Dreman Value Management, LLC
                  520 East Cooper Avenue
                  Suite 230-4
                  Aspen, CO 81611

                  Crawford Investment Counsel, Inc.
                  100 Galleria Parkway
                  Suite 980
                  Atlanta, GA 30339

                  Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 29. Management Services

                  None.

Item 30. Undertakings

                  Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with
                  Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

                  Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on February 27, 2004.

                                            UNIFIED SERIES TRUST


                                            /s/ Timothy L. Ashburn
                                           ------------------------------------
                                            Timothy L. Ashburn, President and
                                            Assistant Secretary

Attest:

/s/      Thomas G. Napurano
--------------------------------
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                 Title           Date

/s/      Timothy L. Ashburn               Trustee         February 26, 2004
------------------------------------
 Timothy L. Ashburn

/s/      Timothy L. Ashburn*              Trustee         February 26, 2004
------------------------------------
 Daniel Condon

/s/      Timothy L. Ashburn*              Trustee         February 26, 2004
------------------------------------
 Gary E. Hippenstiel

/s/      Timothy L. Ashburn*              Trustee         February 26, 2004
-------------------------------------
 Stephen Little

/s/      Timothy L. Ashburn*              Trustee         February 26, 2004
------------------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated December 18, 2002 as filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number   Description


EX.99.j          Consent of Independent Accountant - McCurdy & Associates
                       CPA's, Inc.

EX.99.q.1        Proxy Voting Policy adopted by Ariston Capital Management Corp.